Business Combinations (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about business combination [abstract]
Summary of Purchase Consideration
(a)	Purchase consideration

$’000
Equity instruments (636,815 ordinary shares of the parent company issued)	248,637

Consideration transferred for the business	248,637

Summary of Effect on Cash Flows of the Group
(b)	Effect on cash flows of the Group

$’000
Cash paid (Note (a) above)	—
Add: Cash and cash equivalents in subsidiaries acquired	3,722

3,722

Summary of Identifiable Assets Acquired and Liabilities Assumed
(c)	Identifiable assets acquired and liabilities assumed

At fair value
$’000
Cash at bank	3,722
Plant and equipment (Note 15)	1,023
Acquired computer software (Note 14(c) and Note (f) below)	23
Internally developed computer software (Note 14(d) and Note (f) below)	9,832
Property data (Note 14(f) and Note (f) below)	73
Trademarks, brand and domain names (Note 14(b) and Note (f) below)	4,859
Development cost in progress (Note 14(e) and Note (f) below)	1,136
Right-of-use assets (Note 16)	1,003
Trade and other receivables (Note (e) below)	4,188

Total assets	25,859

Lease liabilities	1,050
Deferred revenue	3,761
Current income tax (Note 10 (b))	706
Provision for reinstatement costs (Note 22)	151
Deferred tax liabilities (Note 21)	1,393
Trade and other payables	4,011

Total liabilities	11,072

Total identifiable net assets	14,787

Add: Goodwill (Note 14(a) and Note (g) below)	233,850

Consideration transferred for the business	248,637